RELATED PARTY TRANSACTIONS - Schedule of Significant Related Party Transactions (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Office rental expense		$ 39,667	$ 32,829	$ 21,815
Purchase of property and equipment		1,455,842	1,637,305	912,355
Crown's subsidiary [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Consultancy fee expense		461	387	370
Purchase of property and equipment		771	830	371
Software license fee expense		312	312	312
Lisboa [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	[1]	1,597	1,810	895
Melco's subsidiaries and its associated companies [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Consultancy fee expense		449	546	643
Office rental expense		0	0	308
Purchase of property and equipment		7,758	2,852	597
Service fee expense	[2]	728	775	802
Other service fee income		1,609	632	510
Rooms and food and beverage income		41	115	49
Shun Tak Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	[1]	238	199	171
Traveling expense	[1],[3]	3,685	3,641	2,962
Sky Shuttle [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Traveling expense	[1]	1,021	1,399	1,809
SJM [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Traveling expense	[1],[3]	395	515	570
STDM and STDM Group [Member] | Transactions with affiliated companies [Member]
Related Party Transaction [Line Items]
Office rental expense	[1]	1,451	1,457	1,405
Service fee expense	[1]	194	203	222
Traveling expense	[1],[3]	$ 175	$ 14	$ 113

[1]	Companies in which a relative/relatives of Mr. Lawrence Yau Lung Ho, the Company's Chief Executive Officer, has/have beneficial interests.
[2]	The amounts mainly represent the Company's reimbursement to Melco's subsidiary for service fees incurred on its behalf for rental, office administration, travel and security coverage for the operation of the office of the Company's Chief Executive Officer.
[3]	Traveling expenses including ferry and hotel accommodation services within Hong Kong and Macau.